ACQUISITIONS/DIVESTITURES - Microelectronics Disposal Group (Details) - Microelectronics business - USD ($) $ in Millions		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations, Disposed of by Means Other than Sale
Discontinued Operations
Discontinued operation, period of exclusive manufacturing agreement after disposal	10 years
Pre-tax (charge) credit related to sale					$ (4,700)		$ (116)	$ (4,726)
Impairment of long-lived assets to be disposed of					2,400
Total cash consideration expected to be transferred to acquiring company					1,500
Other related costs					$ 800
Cumulative pre-tax charge						$ 4,800
Net cash transferred			$ 500	$ 515
Cash consideration transferred, before adjustments				$ 750
Minimum | Discontinued Operations, Disposed of by Means Other than Sale
Discontinued Operations
Transition service agreement duration	1 year
Maximum | Discontinued Operations, Disposed of by Means Other than Sale
Discontinued Operations
Transition service agreement duration	3 years
Pre-tax (charge) credit related to sale						$ (1)
Expected
Discontinued Operations
Net cash transferred		$ 250